Note N - Employee Benefits - Employee Stock Ownership Plan (ESOP) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of shares issued (in shares)	8,333	7,294	15,118
Fair value of stock contributed	$ 328	$ 295	$ 428
Cash contributed	500	500	250
Total expense	$ 828	$ 795	$ 678